NVEST EQUITY INCOME FUND

        Supplement dated August 21, 2000 to Nvest Stock Funds Prospectus
                       Class A, B and C dated May 1, 2000


Effective August 1, 2000, Margaret Buescher is the sole portfolio manager for the Fund.


                                                                      SP113-0800

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